Stock-Based Compensation - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Stock-Based Compensation
Stock-based compensation expense			$ 0
Restricted stock unit
Stock-Based Compensation
Stock-based compensation expense	$ 15	$ 0
Unrecognized compensation cost	$ 73
Expected period of recognition	9 months 29 days